Form N-1A Cover	Sep. 01, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	DIREXION FUNDS
Entity Central Index Key	0001040587
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 01, 2026
Prospectus Date	Dec. 29, 2025